Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 3,844,159	$ 1,438,310	$ 1,521,234
Revenue equipment	2,640,705
Accumulated depreciation	1,420,491	896,879
Proceeds of resulting	540,579	175,215
Disposal loss	679,635	25,070
Disposed revenue equipment cost		1,047,024
Carrying value	2,141,219	10,232,895
Capital leases accumulated depreciation	$ 81,035	$ 10,232,895